Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 9,412	$ 7,101	$ 6,738
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	799	865	905
Deferred income taxes	93	(167)	(4)
Provision for loan losses	1,316	1,145	493
Gain on sale of loans, net	(307)	(296)	(309)
Securities gains			(1)
Gain on sale of other real estate	(10)
Security amortization, net of accretion	480	556	802
Secondary market loan sale proceeds	10,749	10,790	10,985
Originations of secondary market loans held-for-sale	(10,356)	(10,793)	(10,682)
Bank-owned life insurance	(336)	(357)	(276)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(22)	(57)	(262)
Accrued interest receivable	(36)	(135)	103
Accrued interest payable	(2)	14	(4)
Other assets and liabilities	508	289	(1,521)
Net cash provided by operating activities	12,288	8,955	6,967
Securities:
Proceeds from repayments, available-for-sale	15,713	19,019	49,870
Proceeds from repayments, held-to-maturity	7,137	2,885	19,404
Purchases, available-for-sale	(5,007)	(13,028)	(27,741)
Purchases, held-to-maturity	(2,029)	(4,700)	(8,998)
Proceeds from sale of securities			1
Loan originations, net of repayments	(33,253)	(42,156)	(52,213)
Proceeds from sale of other real estate	30		26
Property, equipment, and software acquisitions	(1,337)	(1,325)	(1,418)
Net cash used in investing activities	(18,746)	(39,305)	(21,069)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	23,239	42,474	15,743
Net change in short-term borrowings	(2,065)	(9,262)	144
Proceeds from other borrowings		10,000
Repayment of other borrowings	(2,884)	(10,976)	(1,080)
Cash dividends paid	(2,688)	(2,304)	(2,139)
Net cash provided by financing activities	15,602	29,932	12,668
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	9,144	(418)	(1,434)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	36,420	36,838	38,272
CASH AND CASH EQUIVALENTS AT END OF YEAR	45,564	36,420	36,838
Cash paid during the year for:
Interest	2,888	1,973	1,477
Income taxes	2,375	3,320	2,650
Noncash investing activities:
Transfer of loans to other real estate owned	$ 119		$ 72
Purchase of bank-owned life insurance		$ 2,500